PRODUCTION COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Film production cost
Beginning balance for completed films	$ 28,825,639	$ 7,714,809
Addition	49,918,921	57,705,841
Amortization	(41,774,480)	(37,116,065)	(16,502,364)
Impairment loss	(2,280,198)
Exchange difference	21,734	521,054
Subtotal for completed films	34,711,616	28,825,639	7,714,809
Beginning balance for films in production and not released	41,019,183	57,101,069
Addition	64,466,725	40,236,802
Transfer to completed films	(49,918,921)	(57,705,841)
Exchange difference	66,806	1,387,153
Subtotal for films in production and not released	55,633,793	41,019,183	57,101,069
Ending balance	90,345,409	69,844,822
Additional amortization expenses incurred	3,659,240
Production costs that are expected to be amortized during the next twelve months	$ 18,040,174
Expected amortized costs within three years (as a percent)	80.00%
Period over which film costs are amortized	3 years